TRANSAMERICA FUNDS

Transamerica Government Money Market

Supplement to the Currently Effective Retail Prospectus, Class I2 Prospectus and

Class R, Class R2, Class R4 and Class I3 Prospectus, Summary Prospectuses and Statements of Additional Information

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Effective on or about November 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) with respect to Transamerica Government Money Market (the “fund”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment Management”) with respect to the fund. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the fund’s principal investment strategies will be revised; and (ii) the fund will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the fund’s investment manager.

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Effective on or about November 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statements of Additional Information concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in each of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:

The fund is a government money market fund. The fund seeks to maintain a stable net asset value of $1.00 per share by investing in:

•          High-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;

•          repurchase agreements that are fully collateralized by U.S. government securities or cash; and

•          cash.

The fund’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the fund’s total assets (plus the amount of borrowings, if any, for investment purposes) in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, it’s agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and other obligations issued  or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.

The fund will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the fund at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the fund.

In managing the fund’s assets, the sub-adviser uses a combination of “top down” analysis of macroeconomic and interest rate environments and “bottom up” research of sectors and issuers. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental and technical factors that may affect the movement of markets. In its “bottom up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and collateral and covenants to specific markets and individual issuers.

The fund invests in securities with a maximum remaining maturity of 397 days or less (with certain exceptions) and maintains a dollar-weighted average fund maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The fund invests in accordance with the quality, maturity, liquidity and diversification requirements applicable to Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission. The fund will only purchase securities that present minimal credit risk as determined by the sub-adviser pursuant to guidelines approved by the sub-adviser or the fund’s Board of Trustees.

The fund may invest in other government money market funds to the extent permitted by law.

If the fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, including during volatile market conditions.

SUB-ADVISER:

The fund’s sub-adviser will be as follows:

BlackRock Investment Management, a wholly owned and indirect subsidiary of BlackRock, Inc., has been a registered investment adviser since 1988. As of June 30, 2018, BlackRock, Inc. had approximately $6.3 trillion in total assets under management. BlackRock Investment Management’s principal business address is 1 University Square Drive, Princeton, NJ 08540.

PORTFOLIO MANAGERS:

The fund’s portfolio managers will be as follows:

Name

                      Sub-Adviser

                      Positions Over Past Five Years

Eion D’Anjou                              BlackRock Investment Management, LLC      Portfolio Manager of the fund since 2018; Portfolio

Manager and Director with BlackRock Investment Management, LLC since 2017; member of BlackRock’s Cash Management Group.

Mariya Dmitriev, CFA               BlackRock Investment Management, LLC       Portfolio Manager of the fund since 2018; Portfolio

Manager and Associate with BlackRock Investment Management, LLC since 2010; member of BlackRock’s Cash Management Group.

Christopher Linsky                     BlackRock Investment Management, LLC      Portfolio Manager of the fund since 2018; Portfolio

Manager and Vice President with BlackRock Investment Management, LLC since 2000; member of BlackRock’s Cash Management Group.

Joseph Markowski                      BlackRock Investment Management, LLC       Portfolio Manager of the fund since 2018; Portfolio

Manager and Director with BlackRock Investment Management, LLC since 1993; member of BlackRock’s Cash Management Group.

MANAGEMENT FEES:

TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $1 billion ............................................................................................. 0.24%

Over $1 billion up to $3 billion .................................................................... 0.22%

Over $3 billion ............................................................................................. 0.21%

SUB-ADVISORY FEES:

BlackRock Investment Management will receive monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the fund’s average daily net assets:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Government Money Market	BlackRock Investment Management, LLC	0.024%

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Investors Should Retain this Supplement for Future Reference

September 18, 2018